SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Property and Equipment, net	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets below:

	Years
Computers and software	3	—	7
Furniture and fixtures	5
Machinery and equipment	4	—	7
Vehicles	7
Demonstration vehicles	2
Leasehold improvements	Shorter of the term of the lease or useful life
Property and equipment, net at December 31, 2025 and 2024, respectively, consists of:

	December 31, 2025	December 31, 2024
Computers and software	$4,211	$4,208
Furniture and fixtures	1,286	1,291
Machinery and equipment	3,442	14,011
Vehicles	—	173
Demonstration vehicles	720	800
Leasehold improvements	1,308	1,308
Construction in progress (1)	—	7,123
	$10,967	$28,914
Less - accumulated depreciation and amortization	(7,110)	(6,804)
Total	$3,857	$22,110

(1)     Construction in progress as of December 31, 2024, consisted of capitalized costs of production tooling, machinery and equipment related to the UK Launch Factory located in Coventry, United Kingdom and assembly facility located in the United States.